Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	MXN ($)		USD ($)	[5]	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Fair value in equity financial instrument [member] MXN ($)	Valuation of the effective portion of derivative financial instrument [member] MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees [member] MXN ($)	Remeasurements of the net defined benefit liability [member] MXN ($)	Total controlling interest [member] MXN ($)	Non-controlling interest [member] MXN ($)
Beginning Balance (Accounting standard adoption effects [member]) at Dec. 31, 2017	$ (379)						$ (229)					$ (229)	$ (150)
Beginning Balance (IAS 29 [member]) at Dec. 31, 2017	2,687						1,269					1,269	1,418
Beginning Balance (Adjusted balance [member]) at Dec. 31, 2017	339,220				$ 3,348	$ 26,808	202,908		$ 2,618	$ 18,207	$ (2,558)	251,331	87,889
Beginning Balance at Dec. 31, 2017	336,912				3,348	26,808	201,868		2,618	18,207	(2,558)	250,291	86,621
Consolidated net income	13,307	[1],[2],[3]					9,850					9,850	3,457
Other comprehensive income (loss) gain, net	(10,349)	[2],[3]							(909)	(5,609)	439	(6,079)	(4,270)
Total other comprehensive income (loss)	2,958	[2],[3]					9,850		(909)	(5,609)	439	3,771	(813)
Dividends declared and paid	(12,933)						(9,220)					(9,220)	(3,713)
Share-based compensation plans	(94)					(110)						(110)	16
Contribution from non-controlling interest	461												461
Other movements in equity accounted investees, net	(86)						(86)					(86)
Ending Balance at Jun. 30, 2018	329,526				3,348	26,698	203,452		1,709	12,598	(2,119)	245,686	83,840
Beginning Balance at Dec. 31, 2018	335,542				3,348	26,850	217,802	$ (490)	1,891	9,218	(1,566)	257,053	78,489
Consolidated net income	12,366	[4]	$ 644	[4]			8,639					8,639	3,727
Other comprehensive income (loss) gain, net	(3,284)		(171)						(89)	(1,843)	(319)	(2,251)	(1,033)
Total other comprehensive income (loss)	9,082		473				8,639		(89)	(1,843)	(319)	6,388	2,694
Dividends declared and paid	(13,620)						(9,695)					(9,695)	(3,925)
Share-based compensation plans	(405)					(405)						(405)
Other movements in equity accounted investees, net	1,123						1,123					1,123
Ending Balance at Jun. 30, 2019	$ 331,722	[6]	$ 17,269	[6]	$ 3,348	$ 26,445	$ 217,869	$ (490)	$ 1,802	$ 7,375	$ (1,885)	$ 254,464	$ 77,258

[1]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[2]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines- See Note 4.2.1
[3]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.
[4]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[5]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[6]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1